CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
Revenue (Note 14)	$ 844.1	$ 653.2
Costs of sales
Costs of sales (Note 15)	144.8	118.2
Depletion and depreciation	263.2	247.7
Total costs of sales	408.0	365.9
Gross profit	436.1	287.3
Other operating expenses (income)
General and administrative expenses	28.8	22.6
Impairment of royalty, streams and working interests (Note 8)		76.0
Gain on sale of gold bullion	(2.9)	(0.1)
Total other operating expenses (income)	25.9	98.5
Operating income	410.2	188.8
Foreign exchange gain and other income (expenses)	2.8	1.8
Income before finance items and income taxes	413.0	190.6
Finance items (Note 17)
Finance income	3.5	3.1
Finance expenses	(10.6)	(4.6)
Net income before income taxes	405.9	189.1
Income tax expense (Note 18)	61.8	50.1
Net income	344.1	139.0
Items that may be reclassified subsequently to profit and loss:
Currency translation adjustment	32.3	(68.3)
Items that will not be reclassified subsequently to profit and loss:
Gain (loss) on changes in the fair value of equity investments at fair value through other comprehensive income (loss) ("FVTOCI"), net of income tax (Note 6)	9.9	(18.4)
Other comprehensive income (loss)	42.2	(86.7)
Comprehensive income	$ 386.3	$ 52.3
Basic earnings per share (Note 20) (in dollars per share)	$ 1.83	$ 0.75
Diluted earnings per share (Note 20) (in dollars per share)	$ 1.83	$ 0.75
Weighted average number of shares outstanding (Note 20)	187.7	186.1
Weighted average number of shares outstanding (Note 20)	188.0	186.4